OTHER ASSETS AND LIABILITIES - Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Assets And Liabilities
Long-term deferred revenue (see Note 3)	$ 18		$ 10
Other liabilities	15		43
Total other non-current liabilities	33	$ 44	53	[1]
Taxes payable (non-income taxes)	411		352
Short-term deferred revenue (see Note 3)	161		151
Customer advances (see Note 3)	64		200
Other payments to authorities	97		86
Due to employees	197		198
Other liabilities	82		79
Total other current liabilities	$ 1,012	$ 1,287	$ 1,066	[1]

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.